Other Expenses (Schedule of Other Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Expense [abstract]
Loss on disposal of property, plant, and equipment	$ 167	$ 1,450
Write off of spare parts	398	985
Write off of assets held for sale	691
Write off of mineral properties		202
Other expense (income)	705	(956)
Other expenses, by nature	$ 1,961	$ 1,681